Taxes -Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities net
Deferred tax assets	kr 15	kr 16
Net deferred tax liabilities (-) / tax assets (+)	15	16	kr (276)
Deductible loss carry forwards	0	0
Pensions
Deferred tax assets and liabilities net
Deferred tax assets	kr 15	kr 16